Quarterly Holdings Report
for

Fidelity Advisor® Capital Development Fund

December 31, 2020

ADESII-QTLY-0221
1.827902.115

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
COMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	357,306	$20,991,728
Entertainment - 3.0%
Activision Blizzard, Inc.	150,800	14,001,780
Nintendo Co. Ltd. ADR	187,000	15,057,240
The Walt Disney Co.	264,500	47,922,110
Vivendi SA	966,600	31,150,741
		108,131,871
Interactive Media & Services - 1.1%
Alphabet, Inc.:
Class A (a)	7,700	13,495,328
Class C (a)	7,283	12,758,942
Match Group, Inc. (a)	88,047	13,311,826
		39,566,096
Media - 4.1%
Comcast Corp. Class A	2,583,100	135,354,440
Discovery Communications, Inc. Class A (a)(b)	72,300	2,175,507
Interpublic Group of Companies, Inc.	557,800	13,119,456
		150,649,403

TOTAL COMMUNICATION SERVICES		319,339,098

CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.6%
BorgWarner, Inc.	558,060	21,563,438
Automobiles - 0.7%
General Motors Co.	632,700	26,345,628
Distributors - 0.1%
LKQ Corp. (a)	116,600	4,108,984
Hotels, Restaurants & Leisure - 0.2%
Marriott International, Inc. Class A	25,400	3,350,768
Starbucks Corp.	55,000	5,883,900
		9,234,668
Household Durables - 1.4%
Mohawk Industries, Inc. (a)	157,800	22,241,910
Sony Corp. sponsored ADR	58,700	5,934,570
Whirlpool Corp.	123,600	22,308,564
		50,485,044
Internet & Direct Marketing Retail - 1.2%
Expedia, Inc.	76,200	10,088,880
Ocado Group PLC (a)	24,800	775,613
The Booking Holdings, Inc. (a)	14,000	31,181,780
		42,046,273
Specialty Retail - 1.2%
Lowe's Companies, Inc.	263,300	42,262,283
Textiles, Apparel & Luxury Goods - 0.1%
Tapestry, Inc.	76,600	2,380,728

TOTAL CONSUMER DISCRETIONARY		198,427,046

CONSUMER STAPLES - 6.2%
Beverages - 1.5%
Anheuser-Busch InBev SA NV ADR	25,500	1,782,705
Diageo PLC sponsored ADR	82,900	13,165,349
Keurig Dr. Pepper, Inc.	148,600	4,755,200
The Coca-Cola Co.	640,800	35,141,472
		54,844,726
Food & Staples Retailing - 0.8%
Performance Food Group Co. (a)	157,600	7,503,336
Sysco Corp.	310,500	23,057,730
		30,561,066
Food Products - 0.1%
Lamb Weston Holdings, Inc.	37,400	2,944,876
Household Products - 0.3%
Colgate-Palmolive Co.	4,200	359,142
Spectrum Brands Holdings, Inc.	107,500	8,490,350
		8,849,492
Personal Products - 0.1%
Unilever PLC	70,700	4,280,961
Tobacco - 3.4%
Altria Group, Inc.	2,473,300	101,405,300
British American Tobacco PLC sponsored ADR	625,400	23,446,246
		124,851,546

TOTAL CONSUMER STAPLES		226,332,667

ENERGY - 7.0%
Energy Equipment & Services - 0.2%
Subsea 7 SA (a)	562,600	5,780,602
Oil, Gas & Consumable Fuels - 6.8%
Cabot Oil & Gas Corp.	146,900	2,391,532
Cenovus Energy, Inc. (Canada)	4,341,058	26,430,355
Equinor ASA sponsored ADR	499,400	8,200,148
Exxon Mobil Corp.	2,805,600	115,646,832
Hess Corp.	885,120	46,725,485
Kosmos Energy Ltd.	4,081,190	9,590,797
MEG Energy Corp. (a)	319,200	1,115,909
Phillips 66 Co.	200,100	13,994,994
Royal Dutch Shell PLC Class B sponsored ADR	689,300	23,167,373
		247,263,425

TOTAL ENERGY		253,044,027

FINANCIALS - 16.7%
Banks - 11.1%
Bank of America Corp.	3,912,015	118,573,175
JPMorgan Chase & Co.	429,900	54,627,393
M&T Bank Corp.	51,600	6,568,680
PNC Financial Services Group, Inc.	295,816	44,076,584
Truist Financial Corp.	660,626	31,663,804
U.S. Bancorp	566,242	26,381,215
Wells Fargo & Co.	4,041,950	121,986,051
		403,876,902
Capital Markets - 3.6%
KKR & Co. LP	432,785	17,523,465
Morgan Stanley	306,100	20,977,033
Northern Trust Corp.	459,795	42,825,306
Raymond James Financial, Inc.	80,700	7,720,569
State Street Corp.	561,590	40,872,520
		129,918,893
Consumer Finance - 0.6%
Discover Financial Services	260,400	23,574,012
Insurance - 0.4%
Chubb Ltd.	61,900	9,527,648
The Travelers Companies, Inc.	23,300	3,270,621
		12,798,269
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp.	646,661	8,115,596
Radian Group, Inc.	1,451,752	29,397,978
		37,513,574

TOTAL FINANCIALS		607,681,650

HEALTH CARE - 16.2%
Biotechnology - 1.6%
AbbVie, Inc.	69,763	7,475,105
ADC Therapeutics SA (a)	58,388	1,869,000
Alexion Pharmaceuticals, Inc. (a)	170,900	26,701,416
Alnylam Pharmaceuticals, Inc. (a)	44,200	5,744,674
Crinetics Pharmaceuticals, Inc. (a)	77,600	1,094,936
Gritstone Oncology, Inc. (a)	183,700	723,778
Heron Therapeutics, Inc. (a)	36,700	776,756
Insmed, Inc. (a)	175,279	5,835,038
Intercept Pharmaceuticals, Inc. (a)(b)	214,605	5,300,744
Vaxcyte, Inc.	46,100	1,224,877
		56,746,324
Health Care Equipment & Supplies - 1.2%
Becton, Dickinson & Co.	44,800	11,209,856
Boston Scientific Corp. (a)	919,451	33,054,263
Intuitive Surgical, Inc. (a)	400	327,240
		44,591,359
Health Care Providers & Services - 6.5%
AmerisourceBergen Corp.	114,700	11,213,072
Cardinal Health, Inc.	391,000	20,941,960
Centene Corp. (a)	65,400	3,925,962
Cigna Corp.	241,300	50,233,834
Covetrus, Inc. (a)	142,520	4,096,025
CVS Health Corp.	684,100	46,724,030
McKesson Corp.	248,580	43,233,034
UnitedHealth Group, Inc.	156,700	54,951,556
		235,319,473
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	325,854	423,610
Pharmaceuticals - 6.9%
Bayer AG	689,678	40,629,757
Bristol-Myers Squibb Co.	1,312,400	81,408,172
GlaxoSmithKline PLC sponsored ADR	1,261,500	46,423,200
Intra-Cellular Therapies, Inc. (a)	32,100	1,020,780
Johnson & Johnson	398,360	62,693,897
Pliant Therapeutics, Inc.	58,000	1,317,760
Sanofi SA sponsored ADR	296,200	14,392,358
TherapeuticsMD, Inc. (a)(b)	1,966,431	2,379,382
		250,265,306

TOTAL HEALTH CARE		587,346,072

INDUSTRIALS - 15.1%
Aerospace & Defense - 1.3%
Airbus Group NV	66,800	7,330,913
General Dynamics Corp.	54,400	8,095,808
Huntington Ingalls Industries, Inc.	37,700	6,427,096
MTU Aero Engines Holdings AG	11,700	3,049,830
Raytheon Technologies Corp.	66,400	4,748,264
Safran SA (a)	24,200	3,429,960
The Boeing Co.	74,000	15,840,440
		48,922,311
Air Freight & Logistics - 3.0%
FedEx Corp.	122,300	31,751,526
United Parcel Service, Inc. Class B	466,200	78,508,080
		110,259,606
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	36,100	3,970,278
Building Products - 0.1%
Johnson Controls International PLC	105,000	4,891,950
Electrical Equipment - 1.1%
Acuity Brands, Inc.	70,900	8,585,281
Hubbell, Inc. Class B	51,518	8,077,507
Vertiv Holdings Co.	143,700	2,682,879
Vertiv Holdings LLC (c)	1,100,000	20,537,000
		39,882,667
Industrial Conglomerates - 6.9%
3M Co.	67,800	11,850,762
General Electric Co.	21,939,400	236,945,517
		248,796,279
Machinery - 1.3%
Caterpillar, Inc.	16,500	3,003,330
Cummins, Inc.	24,600	5,586,660
Epiroc AB Class A	123,700	2,248,215
Flowserve Corp.	200,600	7,392,110
Fortive Corp.	109,100	7,726,462
Otis Worldwide Corp.	79,150	5,346,583
Stanley Black & Decker, Inc.	37,200	6,642,432
Westinghouse Air Brake Co.	131,502	9,625,946
		47,571,738
Professional Services - 0.1%
Equifax, Inc.	14,900	2,873,316
Road & Rail - 1.2%
J.B. Hunt Transport Services, Inc.	34,400	4,700,760
Knight-Swift Transportation Holdings, Inc. Class A	523,700	21,901,134
Lyft, Inc. (a)	119,533	5,872,656
Ryder System, Inc.	158,400	9,782,784
		42,257,334
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	20,600	942,565

TOTAL INDUSTRIALS		550,368,044

INFORMATION TECHNOLOGY - 19.7%
Electronic Equipment & Components - 0.1%
CDW Corp.	15,500	2,042,745
Vontier Corp. (a)	98,340	3,284,556
		5,327,301
IT Services - 4.0%
Amadeus IT Holding SA Class A	84,600	6,244,941
Edenred SA	121,200	6,871,649
Fidelity National Information Services, Inc.	181,800	25,717,428
Genpact Ltd.	168,200	6,956,752
IBM Corp.	45,000	5,664,600
MasterCard, Inc. Class A	32,300	11,529,162
Snowflake Computing, Inc. (b)	3,300	928,620
Twilio, Inc. Class A (a)	6,800	2,301,800
Unisys Corp. (a)	491,247	9,667,741
Visa, Inc. Class A	314,600	68,812,458
		144,695,151
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	44,500	6,573,985
Applied Materials, Inc.	99,400	8,578,220
Intel Corp.	50,600	2,520,892
Lam Research Corp.	11,100	5,242,197
Marvell Technology Group Ltd.	123,200	5,856,928
NVIDIA Corp.	800	417,760
Qualcomm, Inc.	638,690	97,298,035
		126,488,017
Software - 8.4%
Autodesk, Inc. (a)	37,900	11,572,386
Dynatrace, Inc. (a)	114,300	4,945,761
Elastic NV (a)	71,200	10,404,456
Microsoft Corp.	1,033,000	229,759,860
PTC, Inc. (a)	52,900	6,327,369
SAP SE sponsored ADR (b)	289,900	37,800,061
Workday, Inc. Class A (a)	15,400	3,689,994
		304,499,887
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	970,000	128,709,300
Samsung Electronics Co. Ltd.	90,700	6,749,969
		135,459,269

TOTAL INFORMATION TECHNOLOGY		716,469,625

MATERIALS - 2.4%
Chemicals - 1.4%
DuPont de Nemours, Inc.	435,300	30,954,183
Intrepid Potash, Inc. (a)	112,126	2,707,843
Livent Corp. (a)	14,200	267,528
Nutrien Ltd.	209,520	10,080,136
PPG Industries, Inc.	46,200	6,662,964
		50,672,654
Metals & Mining - 1.0%
BHP Billiton Ltd. sponsored ADR (b)	294,700	19,255,698
Freeport-McMoRan, Inc.	745,579	19,399,966
		38,655,664

TOTAL MATERIALS		89,328,318

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	39,500	8,866,170
Equinix, Inc.	7,000	4,999,260
Simon Property Group, Inc.	88,700	7,564,336
		21,429,766
UTILITIES - 0.4%
Electric Utilities - 0.3%
Entergy Corp.	35,900	3,584,256
Southern Co.	92,100	5,657,703
		9,241,959
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	125,200	2,709,328
Sempra Energy	9,300	1,184,913
		3,894,241

TOTAL UTILITIES		13,136,200

TOTAL COMMON STOCKS
(Cost $2,655,238,221)		3,582,902,513

Other - 0.1%
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $7,821,162)	445,603,489	3,323,756

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.11% (f)	43,368,808	43,377,482
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)	44,017,781	44,022,182
TOTAL MONEY MARKET FUNDS
(Cost $87,398,274)		87,399,664
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $2,750,457,657)		3,673,625,933
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(39,632,987)
NET ASSETS - 100%		$3,633,992,946

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,860,756 or 0.7% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 12/16/20	$7,821,162
Vertiv Holdings LLC	2/6/20	$11,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,787
Fidelity Securities Lending Cash Central Fund	99,084
Total	$110,871

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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